Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss for the period	$ (44,214,333)	$ (23,664,711)
Items not involving cash:
Amortization of intangible asset (Note 13)	55,795	55,795
Depreciation expense (Note 11, 12)		28,003
Interest expense on lease liability (Note 12)	3,691	9,340
Interest income on net investment in lease (Note 12)	(3,691)	(6,369)
Stock-based compensation (Note 15, 18)	3,603,619	4,529,991
Unrealized foreign exchange	(452,133)	294,338
Change in fair value of warrant derivative (Note 16)	20,850,381	1,060,353
Loss on derecognition of equipment (Note 11)		6,851
Net investment in sub-sublease (Note 12)		6,819
Changes in non-cash working capital:
Receivables (Note 10)	334,476	(165,092)
Prepaid expenses (Note 9, 17)	591,223	(223,735)
Accounts payable and accrued liabilities (Note 14, 15)	(268,239)	1,227,383
Cash flows from operating activities	(19,499,211)	(16,841,034)
Investing Activities
Payments received from net investment in lease (Note 12)	100,926	58,874
Cash flows from investing activities	100,926	58,874
Financing Activities
Repayment of lease liability (Note 12)	(100,926)	(100,926)
Gross proceeds from issuance of common shares (Note 16, 17)	16,884,659	23,011,788
Share issue costs - cash (Note 17)	(892,783)	(1,630,342)
Warrant and option exercises (Note 18)	7,872,987	1,414,591
Cash flows from financing activities	23,763,937	22,695,111
Effect of foreign exchange on cash and cash equivalents	436,494	(305,006)
Net (decrease) increase in cash and cash equivalents	4,802,146	5,607,945
Cash and cash equivalents, beginning of period	17,267,489	11,659,544
Cash and cash equivalents, end of period	22,069,635	17,267,489
Non-cash transactions:
Finder's/Broker's warrants		138,603
Fair value of options allocated to share capital	3,141,032	856,540
Fair value of warrants allocated to share capital	$ 322,058	$ 18,250